CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss	$ (349,883)	$ (113,790)	$ (7,715)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	45,972	39,011	31,837
Amortization	8,112	7,335	14,579
Deferred rent expense	1,271	1,180	3,199
Deferred income taxes	(28,378)	(19,698)	(1,335)
Stock-based compensation	1,461	1,030	962
Provision for doubtful accounts	16,117	8,831	12,871
Loss on the sale/disposal of property and equipment	235	734	1,341
Loss on the sale of assets of a radiation treatment center		1,903
Write-off of pro-rata debt discount		494
Write-off of loan costs		1,593
Extinguishment of debt		10,947
Termination of a derivative interest rate swap agreement	(1,880)
Write-off of acquisition-related costs			812
Impairment loss	360,639	97,916	3,474
Loss on investments	250
Gain on fair value adjustment of previously held equity investment	(234)
Loss on foreign currency transactions	98
Loss on forward currency derivative contracts	672
Amortization of debt discount	847	791	1,208
Amortization of loan costs	4,524	3,350	2,850
Equity interest in net loss (earnings) of joint venture	1,036	(1,001)	(880)
Distribution received from unconsolidated joint ventures	52	980
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(20,780)	(16,066)	(3,790)
Income taxes payable	(4,393)	6,477	13,141
Inventories and other current assets	(1,622)	107	10
Prepaid expenses	2,839	4,425	2,006
Accounts payable	2,808	8,454	(965)
Accrued expenses / other long-term liabilities	5,001	3,991	(2,213)
Net cash provided by operating activities	44,764	48,994	71,392
Cash flows from investing activities
Purchases of property and equipment	(36,612)	(43,781)	(35,443)
Acquisition of medical practices	(59,886)	(43,388)	(2,449)
Restricted cash associated with earn-out provisions of acquisitions			2,269
Purchase of joint venture interests		(1,000)	(13,593)
Proceeds from sale of property and equipment	6	1,693	144
Repayments from employees	338	457	478
Contribution of capital to joint venture entities	(799)	(3,711)	(2,386)
Distribution received from joint venture	581	27
Proceeds from the sale of equity interest in a joint venture	312
Payments of foreign currency derivative contracts	(1,486)
Proceeds from sale of investments	1,035
Purchase of investments	(79)
Change in other assets and other liabilities	(192)	(2,808)	(3,192)
Net cash used in investing activities	(96,782)	(92,511)	(54,172)
Cash flows from financing activities
Proceeds from issuance of debt (net of original issue discount of $625, $1,950 and $0 respectively)	111,205	316,550
Principal repayments of debt	(57,777)	(271,295)	(29,693)
Repayments of finance obligation	(95)	(302)	(1,242)
Payment of call premium on senior subordinated notes		(5,250)
Proceeds from equity contribution	3	156
Payments of notes receivable from shareholder	50	50	25
Proceeds from issuance of noncontrolling interest	4,120	608	356
Cash distributions to noncontrolling interest holders-redeemable and non-redeemable	(4,428)	(3,176)	(2,876)
Deconsolidation of noncontrolling interest	(33)	(14)
Payments of debt issue costs	(4,809)	(12,791)
Net cash provided by (used in) financing activities	48,236	24,536	(33,430)
Effect of exchange rate changes on cash and cash equivalents	(18)
Net decrease in cash and cash equivalents	(3,800)	(18,981)	(16,210)
Cash and cash equivalents, beginning of period	13,977	32,958	49,168
Cash and cash equivalents, end of period	10,177	13,977	32,958
Supplemental disclosure of cash flow information
Interest paid	56,748	57,688	57,371
Income taxes paid (refunded)	5,802	411	(10,776)
Supplemental disclosure of noncash transactions
Recorded finance obligation related to real estate projects	11,623	3,756	17,866
Recorded derecognition of finance obligation related to real estate projects	(5,829)	(72,117)
Recorded noncash deconsolidation of noncontrolling interest	49	(64)
Recorded noncash purchase of noncontrolling interest in a joint venture		(475)
Recorded noncash contribution of capital by controlling interest holder		602
Recorded noncash use of vendor credits		2,027
Recorded capital lease obligations related to the purchase of equipment	4,701
Recorded issuance of Parent equity units related to the acquisition of medical practices	16,250
Recorded issuance of senior subordinated notes related to the acquisition of medical practices	16,047
Recorded earn-out accrual related to the acquisition of medical practices	2,340
Recorded additional consideration related to the acquisition of medical practices	561
Recorded other non-current liabilities related to non-controlling interest related to the acquisition of medical practices	1,364
Recorded issuance of notes payable related to the acquisition of medical practices	4,005
Recorded noncash dividend declared to noncontrolling interest	221
Recorded issuance of redeemable noncontrolling interest	71
Recorded noncash contribution of capital by noncontrolling interest holder			694
Recorded accounts payable liabilities related to the acceptance and delivery of medical equipment			2,063
Recorded reduction in goodwill due to purchase price adjustment			188
Recorded noncash distribution receivable and equity contribution payable from equity investee			301
Recorded accounts payable related to the final purchase adjustment for an equity investee			$ 1,900